Form 13F Holdings Report -- Submission Type 13F-HR

The following submission of Form 13F Holdings Report (submission type 13F-HR) includes the submission Page 1 data Fields, attached header, Cover Page, Summary Page, and Information Table.
Main Page (1)

	TYPE                     		13F-HR
	PERIOD                 	 		09/30/2008

		CIK                      	0000936936
		CCC                      	isgr$w6g
	SUBMISSION/CONTACT
		NAME                     	Todd M. Humphrey
		PHONE                    	310-824-6445

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September30, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement.
                                  	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Doheny Asset Management LLC
Address: 	10877 Wilshire Blvd.
         	Suite 1406
         	Los Angeles, CA  90024

13F File Number:  	801-43726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		William H. Doheny, Jr.
Title:    	Managing Member
Phone:    	310-209-5500
Signature, Place, and Date of Signing:

    William H. Doheny, Jr.	Los Angeles, CA	     November 14, 2008
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		0

Form 13F Information Table Entry Total:   	80
Form 13F Information Table Value Total:   	$146,310,000
List of Other Included Managers:		none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co (fmly Minnesota Mining & COM              88579Y101      709    10375 SH       SOLE                                      10375
ALLSCRIPTS-MISYS HEALTHCARE SO COM              01988P108     4674   375710 SH       SOLE                                     375710
AMERICAN INTERNATIONAL GROUP   COM              026874107       44    13075 SH       SOLE                                      13075
ANALOG DEVICES                 COM              032654105     1272    48275 SH       SOLE                                      48275
APPLE COMPUTER INC.            COM              037833100      257     2265 SH       SOLE                                       2265
APPLIED BIOSYSTEMS INC         COM              038149100     1014    29600 SH       SOLE                                      29600
BANK OF AMERICA CORP           COM              060505104     4377   125047 SH       SOLE                                     125047
BARNES & NOBLE                 COM              067774109     1688    64705 SH       SOLE                                      64705
BELDEN CDT INC                 COM              077454106     3461   108875 SH       SOLE                                     108875
BERKSHIRE HATHAWAY INC - CLASS COM              084670207      215       49 SH       SOLE                                         49
BGC PARTNERS INC-CL A          COM              05541T101     3734   870310 SH       SOLE                                     870310
BJ'S RESTAURANTS INC           COM              09180C106      931    77950 SH       SOLE                                      77950
BP P.L.C. ADR (fmly BP Amoco P COM              055622104      313     6229 SH       SOLE                                       6229
CELGENE CORP                   COM              151020104      563     8900 SH       SOLE                                       8900
CHECK POINT SOFTWARE TECH      COM              M22465104     3931   172875 SH       SOLE                                     172875
CHEVRON CORP (fmly ChevronTexa COM              166764100     4572    55437 SH       SOLE                                      55437
CISCO SYSTEMS                  COM              17275R102     1215    53860 SH       SOLE                                      53860
CITIGROUP INC                  COM              172967101      750    36585 SH       SOLE                                      36585
COCA COLA COMPANY              COM              191216100      572    10825 SH       SOLE                                      10825
CONOCOPHILLIPS                 COM              20825C104     1933    26392 SH       SOLE                                      26392
CONSOLIDATED GRAPHICS INC      COM              209341106      692    22805 SH       SOLE                                      22805
COUGAR BIOTECHNOLOGY INC       COM              222083107      885    26500 SH       SOLE                                      26500
CROWN MEDIA HOLDINGS - CL A    COM              228411104      249    49550 SH       SOLE                                      49550
DISNEY WALT CO DEL COM         COM              254687106      375    12212 SH       SOLE                                      12212
DUKE ENERGY CORP-NEW           COM              26441C105     2039   117010 SH       SOLE                                     117010
EL PASO CORP                   COM              28336L109     1434   112400 SH       SOLE                                     112400
ELECTRONIC ARTS INC.           COM              285512109     3126    84505 SH       SOLE                                      84505
EXXON MOBIL CORPORATION        COM              30231G102     2797    36020 SH       SOLE                                      36020
GENENTECH                      COM              368710406     3282    37005 SH       SOLE                                      37005
GENERAL ELECTRIC CO COM        COM              369604103     3733   146395 SH       SOLE                                     146395
GOOGLE INC - CL A              COM              38259P508     2925     7240 SH       SOLE                                       7240
HALLIBURTON CO.                COM              406216101     6291   194240 SH       SOLE                                     194240
HARLEYSVILLE NATIONAL CORP     COM              412850109      664    39099 SH       SOLE                                      39099
HESS CORP (fmly Amerada Hess C COM              42809H107      422     5140 SH       SOLE                                       5140
HOLOGIC INC                    COM              436440101     1823    94311 SH       SOLE                                      94311
INTEL CORP COM                 COM              458140100      987    52675 SH       SOLE                                      52675
INTERNATIONAL BUSINESS MACHINE COM              459200101      983     8405 SH       SOLE                                       8405
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     2429   141370 SH       SOLE                                     141370
ISHARES S&P GLOBAL MATERIALS   COM              464288695      357     6645 SH       SOLE                                       6645
JOHNSON & JOHNSON COM          COM              478160104     4369    63065 SH       SOLE                                      63065
KIMBERLY CLARK                 COM              494368103      445     6870 SH       SOLE                                       6870
KNIGHTSBRIDGE TANKERS LTD      COM              G5299G106      265    10000 SH       SOLE                                      10000
LEXINGTON CORPORATE PPTYS TR   COM              529043101     5074   294650 SH       SOLE                                     294650
LILLY ELI & CO COM             COM              532457108      277     6300 SH       SOLE                                       6300
LIONS GATE ENTERTAINMENT CORP  COM              535919203     3817   419445 SH       SOLE                                     419445
LOCKHEED MARTIN CORPORATION    COM              539830109     1930    17600 SH       SOLE                                      17600
MARATHON OIL CORP              COM              565849106     2053    51480 SH       SOLE                                      51480
MERCK & CO INC COM             COM              589331107      745    23605 SH       SOLE                                      23605
MERRILL LYNCH & CO             COM              590188108      257    10150 SH       SOLE                                      10150
MICROCHIP TECHNOLOGY INC       COM              595017104     3195   108562 SH       SOLE                                     108562
MICROSOFT                      COM              594918104     1157    43350 SH       SOLE                                      43350
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103      432    84500 SH       SOLE                                      84500
NOKIA CORP                     COM              654902204      725    38860 SH       SOLE                                      38860
NORTHROP GRUMMAN CORP          COM              666807102     2876    47500 SH       SOLE                                      47500
NUSTAR ENERGY LP               COM              67058H102      849    20000 SH       SOLE                                      20000
PARAGON SHIPPING INC-CLASS A   COM              69913r309      402    47150 SH       SOLE                                      47150
PENNEY (J.C.) CO.              COM              708160106     2528    75815 SH       SOLE                                      75815
PEOPLE'S UNITED FINANCIAL INC. COM              712704105     3119   162025 SH       SOLE                                     162025
PEPSICO INC COM                COM              713448108      807    11325 SH       SOLE                                      11325
PNC FINANCIAL SERVICES GROUP   COM              693475105      299     4000 SH       SOLE                                       4000
PORTFOLIO RECOVERY ASSOCIATE   COM              73640Q105     2596    53377 SH       SOLE                                      53377
PROCTER & GAMBLE CO.           COM              742718109     1133    16261 SH       SOLE                                      16261
QUALCOMM INC                   COM              747525103     1157    26915 SH       SOLE                                      26915
REDWOOD TRUST INC              COM              758075402     4752   218700 SH       SOLE                                     218700
RENTECH INC                    COM              760112102       13    10000 SH       SOLE                                      10000
SARA LEE                       COM              803111103     2853   225880 SH       SOLE                                     225880
SCHLUMBERGER LTD COM           COM              806857108     1424    18235 SH       SOLE                                      18235
SHIP FINANCE INTL LTD          COM              G81075106     5678   263335 SH       SOLE                                     263335
SPECTRA ENERGY CORP            COM              847560109     2320    97475 SH       SOLE                                      97475
STARBUCKS CORP                 COM              855244109      873    58690 SH       SOLE                                      58690
SYMANTEC CORP                  COM              871503108     1413    72150 SH       SOLE                                      72150
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109     4518   275470 SH       SOLE                                     275470
TEVA PHARMACEUTICAL-SP ADR     COM              881624209     7728   168774 SH       SOLE                                     168774
TEXAS INSTRUMENTS INC.         COM              882508104      462    21490 SH       SOLE                                      21490
TRANSTEXAS GAS CORP - CLASS A  COM              893895201        0    15041 SH       SOLE                                      15041
TVI CORP                       COM              872916101        3    17500 SH       SOLE                                      17500
US BANCORP - NEW               COM              902973304      216     6000 SH       SOLE                                       6000
WYETH (formerly American Home  COM              983024100      424    11480 SH       SOLE                                      11480
XILINX INC                     COM              983919101      453    19300 SH       SOLE                                      19300
MORGAN STANLEY CAP TR III 6.25 PFD              617460209      958    82600 SH       SOLE                                      82600